Note 4 - Equipment - Equipment (FY) (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equipment, gross		$ 132,113	$ 141,058
Accumulated depreciation		(128,398)	(125,544)
Equipment, net	$ 6,148	3,715	15,514
Computer Equipment [Member]
Equipment, gross		89,362	98,307
Laboratory Equipment [Member]
Equipment, gross		39,651	39,651
Furniture and Fixtures [Member]
Equipment, gross		$ 3,100	$ 3,100